LEASES - Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Analyzed into:
Current portion	$ 7,374	$ 4,794
Non-current portion	88,061	44,613
Lease liabilities
Leases [Roll Forward]
Carrying amount at January 1, 2025	49,407
Additions	42,487
Accretion of interest recognized during the period	2,265
Payments	(4,907)
Exchange realignment	6,183
Carrying amount at September 30, 2025	95,435
Analyzed into:
Current portion	7,374
Non-current portion	88,061
Carrying amount at September 30, 2025	$ 95,435	$ 49,407